2. Significant Accounting Policies (Details Narrative) (USD $)	4 Months Ended	12 Months Ended			3 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013	Jul. 31, 2013 Stock Options [Member]	Jul. 31, 2012 Stock Options [Member]	Jul. 31, 2013 Warrants [Member]	Jul. 31, 2012 Warrants [Member]	Jul. 31, 2013 Convertible Debt [Member]	Jul. 31, 2012 Convertible Debt [Member]
Significant Accounting Policies Details Narrative [Abstract]
Restricted cash	$ 265,173	$ 264,992		$ 265,310
Accrued interest	508	327
Letter of credit interest rate	0.25%			0.20%
Options to purchase common shares	7,614,381	6,972,967
Warrants to purchase common shares	9,090,295	8,112,696
Convertible Debt Amount	800,000	800,000
Convertible Debt Shares	1,357,143	1,357,143
Warrants To Purchase Common Shares Outstanding			456,000
Convertible Preferred Shares			15,403,006
Preferred Shares Converted To Common Shares			13,677,274
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities					9,110,592	2,070,000	9,090,292	882,500	1,357,143	951,126
Convertible Debt									$ 800,000	$ 650,000